UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09523

Electric City Funds, Inc.

(Exact name of registrant as specified in charter)

1292 Gower Road

 Glenville,  NY 12302

(Address of principal executive offices)

(Zip code)

James W. Denney

1292 Gower Rd
Glenville, NY 12302

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 370-0289

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Electric City Value Fund
	Schedule of Investments
	May 31, 2010 (Unaudited)

Shares		Value

COMMON STOCKS - 89.07%

Agricultural Services - 0.09%
6,375	Pet DRx Corp. *	$ 1,785

Aircraft Engines & Engine Parts - 2.05%
620	United Technologies Corp.	41,775

Beverages - 1.89%
750	Coca Cola Co.	38,550

Computer Programming Services - 1.47%
4,200	Bitstream, Inc. *	29,862

Converted Paper & Paperboard Products - 2.82%
2,003	Bemis Co., Inc.	57,446

Electronic & Other Electrical Equipment - 2.91%
1,170	Emerson Electric Co.	54,335
300	General Electric Co. *	4,905
		59,240
Fire, Marine & Casualty Insurance - 4.82%
900	Allstate Corp.	27,567
1,000	Berkshire Hathaway, Inc. Class-B *	70,550
		98,117
Investment Advise - 1.49%
1,100	Invesco Ltd. ADR	20,416
501	Value Line, Inc. *	9,920
		30,336
Men's & Boys Furnishings, Work Clothing & Garments - 1.92%
1,500	Cintas Corp. *	39,000

Metal Mining - 2.41%
700	Freeport McMoran Copper & Gold, Inc.	49,035

Miscellaneous Business Credit Institutions - 1.08%
1,000	PHH Corp. *	22,050

Miscellaneous Fabricated Textile Products - 1.35%
14,200	Decorator Industries, Inc. *	27,513

Motor Vehicle Parts & Accessories - 2.62%
3,600	Superior Industries International, Inc.	53,280

Natural Gas Transmission - 0.90%
450	National Grid Plc (United Kingdom) ADR *	18,243

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.15%
1,000	PPG Industries, Inc.	64,070

Paperboard Mills - 2.59%
10,550	Mod-Pac Corp. *	52,645

Perfumes, Cosmetics & Other Toilet Preparations - 1.96%
510	Colgate Palmlive Co.	39,826

Petroleum Refining - 0.92%
600	Marathon Oil Corp.	18,654

Pharamceutical Preparations - 1.78%
620	Johnson & Johnson	36,146

Plastics Material Synthetic Resins, and Nonvulcanizable Elastomers - 8.09%
2,000	Dow Chemical Co.	53,820
17,900	Landec Corp. *	110,801
		164,621
Real Estate - 3.61%
3,000	Tejon Ranch Co. *	73,500

Retail - Eating Places - 1.64%
500	McDonalds Corp.	33,435

Retail - Lumber & Other Building Materials Dealers - 4.16%
2,500	Home Depot, Inc.	84,650

Rubber & Plastics Footwear - 1.33%
375	Nike, Inc.	27,143

Services - Business Services, NEC - 2.07%
5,320	Onvia, Inc. *	27,930
1,500,000	Stockhouse, Inc. *	14,234
		42,164
Services - Personal Services - 6.52%
3,200	Steiner Leisure Ltd. (Bahamas) *	132,800

Services - Prepackaged Software - 14.25%
6,500	Microsoft Corp.	167,700
11,000	Versant Corp. *	122,430
		290,130
State Commercial Banks - 0.92%
1,240	Wilminton Trust Corp.	18,699

Surgical & Medical Instruments & Apparatus - 2.73%
700	3M Co.	55,517

Watches, Clocks, Clockwork Operated Devices and Parts - 0.18%
300	Movado Group, Inc. *	3,684

Water Transportation - 0.95%
600	Alexander & Baldwin, Inc.	19,314

Wholesale Groceries & Related Products - 2.11%
1,440	Sysco Corp.	42,926

Wholesale Chemicals & Allied Products - 2.29%
875	Sigma Aldrich Corp.	46,655

TOTAL FOR COMMON STOCKS (Cost $2,007,141) - 89.07%		$ 1,812,811

EXCHANGE TRADED FUNDS - 0.15%
100	Rydex 2X S&P 500 *	3,109

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,359) - 0.15%		$ 3,109

SHORT TERM INVESTMENTS - 10.48%
213,308	Fidelity Money Market Portfolio 0.25% ** (Cost $213,308)	213,308

TOTAL INVESTMENTS (Cost $2,221,808) - 99.70%		$ 2,029,228

OTHER ASSETS LESS LIABILITIES - 0.30%		6,179

NET ASSETS - 100.00%		$ 2,035,407

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at May 31, 2010.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Electric City Value Fund
1. SECURITY TRANSACTIONS
At May 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,221,808 amounted to $192,580, which consisted of aggregate gross unrealized appreciation of $497,045 and aggregate gross unrealized depreciation of $689,625.

2. SECURITY VALUATIONS
The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

As specified in Financial Accounting Standards Board (FASB) Statement No. 168, the FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board (FASB) Accounting Standards Codification (FASC) became the authoritative source of generally accepted accounting principles (GAAP) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.  Factors that are considered when determining fair value include:

General factors to be considered by the Adviser in determining a valuation method for a particular security shall include but not be limited to
(a.) the fundamental analytical data relating to the investment;
(b.) the nature and durations of restrictions (if any) on the disposition of the security, and;
(c.) an evaluation of the forces which influence the market in which the security is purchased and sold
Specific factors to be considered by the Adviser in determining a valuation method for a particular security shall include:
(a.) type of security
(b.) financial statements of the issuer of the security
(c.) cost at date of purchase
(d.) size of holdings in the security
(e.) discount from market value of unrestricted securities of the same general type as the subject security at the time of purchase and at time of valuation
(f.) special reports relating to the security prepared by analysts
(g.) information relating to transactions and/or offerings with respect to the security
(h.) existence of merger proposals or tender offers affecting the security
(i.) extent and price of public trading in similar securities of the issuer or comparable companies, and
(j.) any other reasonably ascertainable relevant matters.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,812,811	$0	$0	$1,812,811
Exchange Traded Funds	$3,109	$0	$0	$3,109
Warrants	$0	$0	$0	$0
Cash Equivalents	$213,308	$0	$0	$213,308
Total	$2,029,228	$0	$0	$2,029,228

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Electric City Funds, Inc.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James W. Denney

* James W. Denney

President and Treasurer

Date July 30, 2010

* Print the name and title of each signing officer under his or her signature.